Form 13F Cover Page


 Filing for Quarter-Ending: June 30, 2004

 Check here if Amendment:  (  )
 Amendment Number:
 This Amendment:           (  )  is a reinstatement
                           (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                    Croft-Leominster, Inc.
 Address:                 300 Water Street, 4th floor
                          Baltimore, MD  21202

 Form 13-F File Number:   28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Carla Prescimone
Title:                    Assistant Vice President
Phone:                    410-576-0100

Signature, Place, and Date of Signing:

                    Baltimore, Maryland             August 16, 2004
-----------------------------------------------------------------------
Signature           City, State                     Date


Report Type (Check only one):

( X )  13F Holdings Report     Check here if all holdings of this reporting
                               manager are reported in this report.
(   )  13F Notice              Check here if no holdings reported are in this
                               report, and all holdings are reported by other
                               reporting manager(s).
(   )  13F Combination Report  Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).





                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                None

Form 13F Information Table Entry Total:           110

Form 13F Information Table Value Total:           $263.52
                                               (thousands)





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 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:             SOLE
 ITEM 7: Voting Authority:                  NONE

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

                SECURITY NAME                        TITLE OF CLASS            CUSIP           MARKET VALUE         QUANITY
                --------------                       ---------------           -----           -------------        -------
 AGCO Corporation                                          COM               001084102              $ 5.3749        263,865
 Abbott Laboratories                                       COM               002824100              $ 1.7272         42,375
 Abitibi-Consolidated Inc                                  COM               003924107              $ 1.1696        170,007
 Aetna Inc                                                 COM               00817Y108              $ 1.3766         16,195
 Allegheny Energy Inc.                                     COM               017361106              $ 1.9843        128,765
 Ameren Corporation                                        COM               023608102              $ 0.8174         19,026
 Amgen Inc.                                                COM               031162100              $ 0.8051         14,754
 Asia Tigers Fund Inc                                      COM               04516T105              $ 0.1834         18,825
 Bank of America Corp                                      COM               060505104              $ 4.6148         54,535
 Beckman Coulter, Inc.                                     COM               075811109              $ 0.4285          7,025
 Berkshire Hathaway - CL A                                CL A               084670108              $ 1.2453             14
 Berkshire Hathaway - CL B                                CL B               084670207              $ 7.7421          2,620
 Biomet Inc                                                COM               090613100              $ 1.1008         24,770
 Boise Cascade Corp                                        COM               097383103              $ 4.3785        116,325
 Bristol-Myers Squibb Co                                   COM               110122108              $ 2.4993        102,013
 Cablevision Systems -NY Grp A                           CL A NY             12686C109              $ 2.2432        114,158
 Calpine Corp.                                             COM               131347106              $ 2.2283        515,810
 Capital One Financial Corp                                COM               14040H105              $ 1.1125         16,269
 Cendant Corp                                              COM               151313103              $ 5.7795        236,092
 CenturyTel, Inc.                                          COM               156700106              $ 0.8090         26,930
 Cephalon, Inc.                                            COM               156708109              $ 1.8024         33,377
 Citigroup, Inc.                                           COM               172967101              $ 8.2219        176,815
 Cognex Corp.                                              COM               192422103              $ 0.2463          6,400
 Commonwealth Industries, Inc.                             COM               203004106              $ 0.5077         49,100
 ConAgra Foods, Inc.                                       COM               205887102              $ 0.7359         27,175
 Constellation Energy Group                                COM               210371100              $ 0.2043          5,390
 Covance Inc.                                              COM               222816100              $ 0.6404         16,600
 CP Ships Ltd.                                             COM               22409V102              $ 0.9987         56,044
 Disney (Walt) Co.                                     COM DISNEY            254687106              $ 1.5617         61,266
 Dominion Resources Inc VA                                 COM               25746U109              $ 0.6510         10,320
 Dover Corp                                                COM               260003108              $ 0.7765         18,445
 Duke Energy Corp                                          COM               264399106              $ 0.8173         40,280
 Eaton Corp                                                COM               278058102              $ 3.9708         61,334
 Edwards Lifesciences Corporati                            COM               28716E108              $ 1.8355         52,670
 ESCO Technologies Inc.                                    COM               296315104              $ 0.8674         16,255
 Exxon Mobil Corp                                          COM               30231g102              $ 0.2086          4,698
 FMC Corp                                                COM NEW             302491303              $ 3.2241         74,788
 Fairmont Hotels & Resorts                                 COM               305204109              $ 0.3888         14,425
 Fluor Corp                                                COM               343412102              $ 5.5319        116,045
 Franklin Resources Inc                                    COM               354613101              $ 2.0952         41,837
 General Electric Co                                       COM               369604103              $ 4.2834        132,204
 Genworth Financial Inc.                                   COM               37247D106              $ 0.3443         15,000
 Goldman Sachs Group Inc                                   COM               38141g104              $ 0.7867          8,355
 Gulfterra Energy Partners LP                              COM               40274U108              $ 0.3653          9,440
 HCA Inc.                                                  COM               404119109              $ 1.5539         37,363
 Hartford Financial Services Gr                            COM               416515104              $ 1.1501         16,731
 Health Net, Inc.                                          COM               42222G108              $ 1.4973         56,500
 Hilton Hotels Corp                                        COM               432848109              $ 0.3340         17,900
 Honeywell Intl Inc                                        COM               438516106              $ 7.2242        197,220
 Inco Ltd                                                  COM               453258402              $ 1.7258         49,937
 Ingersoll-Rand                                            COM               456866102              $ 2.3630         34,592
 Int'l Business Machines Corp.                             COM               459200101              $ 0.6119          6,942
 Invitrogen Corporation                                    COM               46185R100              $ 1.5829         21,988
 Johnson & Johnson                                         COM               478160104              $ 1.3889         24,935
 Kansas City Southern                                    COM NEW             485170302              $ 0.4752         30,657
 Liberty Media Corp                                     COM SER A            530718105              $11.1151      1,236,387
 Liberty Media Int'l, Inc.                                 COM               530719103              $ 2.2345         60,230
 Lincoln National Corp                                     COM               534187109              $ 3.0829         65,247
 Lloyds TSB Group plc                                 SPONSORED ADR          539439109              $ 0.8912         27,954
 Lowe's Companies                                          COM               548661107              $ 6.7101        127,689
 MEMC Electronic Materials, Inc                            COM               552715104              $ 0.5923         59,950
 Markel Corporation                                        COM               570535104              $ 1.0520          3,791
 Marsh & McLennan Cos                                      COM               571748102              $ 4.0397         89,020
 Masco Corp.                                               COM               574599106              $ 2.7025         86,674
 Massey Energy Company                                     COM               576206106              $ 0.2807          9,950
 McDonald's Corp.                                          COM               580135101              $ 2.0105         77,325
 Merck & Co                                                COM               589331107              $ 0.5645         11,884
 Meristar Hospitality                                      COM               58984Y103              $ 2.6960        394,150
 Microsoft Corp.                                           COM               594918104              $ 2.8366         99,320
 Mills Corp                                                COM               601148109              $ 2.4985         53,500
 Morg Stan Asia-Pacific FD NR                              COM               61744U106              $ 0.1448         12,874
 Nokia Corp - Spon ADR                                SPONSORED ADR          654902204              $ 1.2492         85,915
 Packaging Corp of America                                 COM               695156109              $ 0.3442         14,400
 Pactiv Corp                                               COM               695257105              $ 0.5093         20,420
 Pfizer Inc                                                COM               717081103              $ 5.7375        167,371
 Pharmaceutical Product Develop                            COM               717124101              $ 2.6446         83,242
 PolyOne Corp                                              COM               73179P106              $ 2.4872        334,295
 Premcor Inc.                                              COM               74045q104              $ 2.4642         65,712
 Procter & Gamble                                          COM               742718109              $ 1.2656         23,247
 Prudential Financial Inc.                                 COM               744320102              $ 8.5649        184,311
 Pulitzer Co. Inc.                                         COM               745769109              $ 0.3741          7,650
 Qwest Communications Intl Inc.                            COM               749121109              $ 0.9832        273,860
 SPX Corp                                                  COM               784635104              $ 4.7613        102,526
 St. Paul Travelers Cos. Inc.                              COM               792860108              $ 5.4666        134,845
 Sempra Energy                                             COM               816851109              $ 0.6290         18,270
 Shaw Group Inc.                                           COM               820280105              $ 1.0750        106,120
 Smurfit-Stone Container Corp                              COM               832727101              $ 5.8628        293,875
 Synopsys Inc.                                             COM               871607107              $ 0.8867         31,190
 Tenet Healthcare Corporation                              COM               88033G100              $ 0.5156         38,450
 Terex Corporation                                         COM               880779103              $ 5.4646        160,111
 Textron Inc                                               COM               883203101              $ 2.2666         38,190
 Thermo Electron Corp                                      COM               883556102              $ 1.1503         37,420
 3M Co.                                                    COM               88579Y101              $ 0.3123          3,470
 Time Warner                                               COM               887317105              $ 8.3993        477,775
 Tribune Co                                                COM               896047107              $ 1.2759         28,017
 Tyco International Ltd                                    COM               902124106              $16.6692        502,992
 United Parcel Svc Inc. CL B                               COM               911312106              $ 1.8514         24,630
 Varian Inc.                                               COM               922206107              $ 0.6940         16,465
 Varian Medical Systems, Inc.                              COM               92220P105              $ 0.7193          9,065
 Vastera, Inc.                                             COM               92239N109              $ 0.1721         57,350
 Viacom Inc. - Cl B                                       CL B               925524308              $ 5.2752        147,683
 Washington Mutual, Inc.                                   COM               939322103              $ 0.7116         18,416
 Waters Corporation                                        COM               941848103              $ 0.4300          9,000
 Watson Pharmaceuticals, Inc.                              COM               942683103              $ 0.6239         23,194
 Wells Fargo & Co.                                         COM               949746101              $ 0.3312          5,787
 Williams Cos Inc.                                         COM               969457100              $ 5.3205        447,105
 Wyeth                                                     COM               983024100              $ 4.9165        135,966
 Ace Ltd                                                   ORD               G0070K103              $ 6.6446        157,156
 PartnerRe Ltd                                             COM               G6852T105              $ 2.2467         39,604
 Flextronics International Inc                             ORD               Y2573F102              $ 0.1799         11,279

                                                                                                  $ 263.5212     10,185,720

